NOTE RECEIVABLES	3 Months Ended	12 Months Ended
	Mar. 31, 2022	Dec. 31, 2021
NOTE RECEIVABLES
NOTE RECEIVABLES

NOTE 10 - NOTE RECEIVABLES

As of March 31, 2022, Note receivables consist of the following:

	March 31, 2022	December 31, 2021
Note receivables	$3,699,872	3,798,130
	3,699,872	3,798,130

Note receivable is related to the short-term loan of RMB 23 million to a third party with annual interest of 5%, which will be matured on November 4, 2022.

NOTE 9 - NOTE RECEIVABLES

As of December 31, 2021 and 2020, Note receivables consists of the following:

	December 31, 2021	December 31, 2020
Note receivables	$3,798,130	$3,097,981

Note receivable is related to the short-term loan of $3,798,130 (approximately of RMB 24 million) to a third party with annual interest of 5%, which will be matured on November 4, 2022. As at December 31, 2021 the accrued interest for the loan is $167,626.

The accrued interest and principal amount of the loan for the year ended December 31, 2021 and December 31, 2020 are as follow:

	December 31, 2021	December 31, 2020
Principal	$3,630,504	$3,064,336
Accrued interest	167,626	33,645
	$3,798,130	$3,097,981